Subsequent Events - Additional Information (Detail)		12 Months Ended
	Jul. 13, 2016	Mar. 31, 2016
Subsequent Event [Line Items]
Name of acquired entity		Asset Management One Co., Ltd. ("New Company")
Description for main purpose of integration		Based on the strong commitment of MHFG and The Dai-ichi Life Insurance Company, Limited (“Dai-ichi Life”) to strengthen and develop their respective asset management businesses, the New Company will aim to achieve significant development as a global asset management company, providing its customers with solutions of the highest standards by combining the asset management-related knowledge and experience accumulated and developed by each Integrating Company over many years, and taking full advantage of collaboration with both the MHFG Group and the Dai-ichi Life group. In order to establish a highly independent and transparent management framework, the New Company’s independent outside directors (Audit & Supervisory Committee members) will include professionals with a high level of expertise in the areas of asset management, legal affairs and accounting. In addition, the New Company will fulfill its fiduciary duties as a professional asset management firm and provide services and products that truly benefit its customers. Through these efforts, the New Company aims to become the most trusted and valued asset management company—meeting the needs of pension funds and corporate customers in terms of diversification and sophistication of their investments, as well as encouraging a shift “from saving to investment” in Japan through providing individual customers with high-quality products and services.
Subsequent Event
Subsequent Event [Line Items]
Effective date of integration	Oct. 01, 2016
Subsequent Event | New Company
Subsequent Event [Line Items]
Percentage of shareholding ratio based on economic interests	70.00%
Percentage of shareholding ratio based on voting rights	51.00%